Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	$ 30,352	$ 29,256
Ending balance	30,001	30,352
Cost
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	86,836	83,612
Additions	4,629	5,961
Business acquisitions/(business disposition)	266	(195)
Transfers	(1,279)	(870)
Retirements and disposals	1,724	1,612
Impairment losses recognized in earnings	(180)	(42)
Reclassified to assets held for sale	(11)	(18)
Ending balance	88,537	86,836
Accumulated depreciation
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	(56,484)	(54,356)
Business acquisitions/(business disposition)		(18)
Transfers		25
Retirements and disposals	(1,661)	(1,545)
Reclassified to assets held for sale		(6)
Depreciation	3,758	3,745
Other	(45)	(73)
Ending balance	(58,536)	(56,484)
Network infrastructure and equipment
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	23,750	22,639
Ending balance	23,470	23,750
Network infrastructure and equipment | Cost
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	74,676	71,875
Additions	2,092	2,990
Business acquisitions/(business disposition)	72	8
Transfers	881	1,368
Retirements and disposals	1,484	1,557
Impairment losses recognized in earnings	(85)	0
Reclassified to assets held for sale	(1)	(8)
Ending balance	76,151	74,676
Network infrastructure and equipment | Accumulated depreciation
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	(50,926)	(49,236)
Business acquisitions/(business disposition)		(1)
Transfers		23
Retirements and disposals	(1,447)	(1,508)
Reclassified to assets held for sale		(6)
Depreciation	3,245	3,254
Other	(43)	(72)
Ending balance	(52,681)	(50,926)
Land and buildings
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	4,247	4,019
Ending balance	4,306	4,247
Land and buildings | Cost
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	9,805	9,139
Additions	430	795
Business acquisitions/(business disposition)	184	(103)
Transfers	79	79
Retirements and disposals	232	53
Impairment losses recognized in earnings	(95)	(42)
Reclassified to assets held for sale	(10)	(10)
Ending balance	10,161	9,805
Land and buildings | Accumulated depreciation
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	(5,558)	(5,120)
Business acquisitions/(business disposition)		(17)
Transfers		2
Retirements and disposals	(214)	(37)
Reclassified to assets held for sale		0
Depreciation	513	491
Other	(2)	(1)
Ending balance	(5,855)	(5,558)
Assets under construction
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	2,355	2,598
Ending balance	2,225	2,355
Assets under construction | Cost
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	2,355	2,598
Additions	2,107	2,176
Business acquisitions/(business disposition)	10	(100)
Transfers	(2,239)	(2,317)
Retirements and disposals	8	2
Impairment losses recognized in earnings	0	0
Reclassified to assets held for sale	0	0
Ending balance	2,225	2,355
Assets under construction | Accumulated depreciation
Changes in property, plant and equipment, including right-of-use assets [abstract]
Beginning balance	0	0
Business acquisitions/(business disposition)		0
Transfers		0
Retirements and disposals	0	0
Reclassified to assets held for sale		0
Depreciation	0	0
Other	0	0
Ending balance	$ 0	$ 0